Offerings - Offering: 1	May 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	1,232,794
Proposed Maximum Offering Price per Unit	7.68
Maximum Aggregate Offering Price	$ 9,467,857.92
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,307.51
Offering Note	Note 1.a Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's common stock, $0.0001 par value per share ("Common Stock") that may become issuable under the terms of (i) the Terrestrial Energy Inc. Second Amended and Restated 2024 Stock Option Plan (the "Legacy Plan") and (ii) the Terrestrial Energy Inc. 2025 Equity Incentive Plan (the "2025 Plan"), in each case by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Company's receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock. Note 1.b Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices of the Common Stock on the Nasdaq Stock Market on May 14, 2026. Note 1.c This Registration Statement registers the resale of up to 11,783,395 shares of Common Stock by certain selling stockholders identified in the Reoffer Prospectus included in and filed with the Registration Statement. The fees for 10,550,601 of the shares covered by the Reoffer Prospectus have been previously paid in connection with a Registration Statement on Form S-8, filed on January 5, 2026 (File No. 333-292571), for which no additional registration fee is required pursuant to Rule 457(h)(3) under the Securities Act and therefore are not included in the table above. Note 1.d The Registrant does not have any fee offsets to claim.